Accounting Policies, by Policy (Policies)	6 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and the notes thereto for the year ended September 30, 2023 included in the Form 20-F filed on January 30, 2024. Operating results for the six months ended March 31, 2024 are not necessarily indicative of the results that may be expected for the fiscal year ending September 30, 2024. All inter-company balances and transactions are eliminated upon consolidation.

Reclassifications

Reclassifications

Certain amounts on the prior-years’ consolidated balance sheets and cash flows were reclassified to conform to current-year presentation, with no effect on ending stockholders’ equity.

Uses of estimates

Uses of estimates

In preparing the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the unaudited condensed consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the allowance for estimated uncollectible receivables, the realizability of advance to suppliers, inventory valuations, useful lives of property and equipment, intangible assets, the recoverability of long-lived assets, provision necessary for contingent liabilities, revenue recognition and realization of deferred tax assets. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

The business operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The development and commercialization of new pharmaceutical products is highly competitive, and the industry currently is characterized by rapidly changing technologies, significant competition and a strong emphasis on intellectual property. The Company may face competition with respect to its current and future pharmaceutical product candidates from major pharmaceutical companies in China.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Cash

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains most of its bank accounts in the PRC. Cash maintained in banks within the People’s Republic of China of less than RMB0.5 million (equivalent to $69,249) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the People’s Republic of China.

Accounts receivable, net

Accounts receivable, net

Accounts receivables are presented net of allowance for doubtful accounts. The Company determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that collection is not probable. The Company recovered allowance for uncollectable balances of $265,530 and nil for the six months ended March 31, 2024 and 2023, respectively.

Inventories, net

Inventories, net

Inventories are stated at net realizable value using weighted average method. Costs include the cost of raw materials, freight, direct labor and related production overhead. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. The Company evaluates inventories on a quarterly basis for its net realizable value adjustments, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging, expiration dates, as applicable, taking into consideration historical and expected future product sales. The Company recovered inventory reserve of $34,303 and $84,956 for the six months ended March 31, 2024 and 2023, respectively.

Advances to suppliers, net

Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supplies and favorable purchase prices of raw materials. These advances are directly related to the purchases of raw materials used to fulfill sales orders. The Company is required from time to time to make cash advances when placing its purchase orders. These advances are settled upon suppliers delivering raw materials to the Company when the transfer of ownership occurs. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance. As of March 31, 2024 and September 30, 2023, the Company recorded no allowance for doubtful accounts, as the Company believed that all advances to suppliers were fully realizable.

Short-term investments

Short-term investments

The Company’s short-term investments consist of wealth management financial products purchased from a financial institution, which can be redeemed anytime. The financial institution invests the Company’s fund in certain financial instruments including debt and money market securities to generate investment income. The short-term investments are deemed to be trading securities and are measured subsequently at fair value in the statement of financial position. Realized gain and change in fair value of short-term investments are included in the unaudited condensed consolidated statements of operations and comprehensive income over the investment period. Realized (loss) gain generated from such short-term investments amounted to $(3,094,084) and $166,931 for the six months ended March 31, 2024 and 2023, respectively. The Company recorded $7,617,502 and nil change in fair value of short-term investments for the six months ended March 31, 2024 and 2023, respectively (see Note 7).

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 —	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 —	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 —	inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, inventories, short-term investments, advances to suppliers, prepaid expenses and other current assets, accounts payable, short-term bank loans, accrued expenses and other current liabilities, taxes payable and due to related parties, approximate the fair value of the respective assets and liabilities as of March 31, 2024 and September 30, 2023 based upon the short-term nature of the assets and liabilities. The Company’s investment in equity securities is accounted for using the measurement alternative in accordance with Accounting Standards Codification (“ASC”) 321, “Investments—Equity Securities” (“ASC 321”), which also approximates its recorded value.

The following table presents information about the Company’s assets measured at fair value on a recurring basis as of March 31, 2024 and September 30, 2023, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of March 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$-	$-	$2,527,603	$2,527,603
	Fair Value Measured as of September 30, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$-	$-	$13,219,005	$13,219,005

Property, plant and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the unaudited condensed consolidated statements of income and other comprehensive income in other income or expenses.

The Company reviews the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition and other economic factors. Based on this assessment, no impairment expenses for property and equipment were recorded in operating expenses for the six months ended March 31, 2024 and 2023.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of land use rights and software. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful life
Land use rights	50 years
Software	3 years

The Company reviews the carrying value of land use rights for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition and other economic factors. Based on this assessment, no impairment of land use rights was deemed necessary for the six months ended March 31, 2024 and 2023.

Construction-in-Progress (“CIP”)

Construction-in-Progress (“CIP”)

CIP represents property and buildings under construction and consists of construction expenditures, equipment procurement, and other direct costs attributable to the construction. CIP is not depreciated. Upon completion and ready for intended use, CIP is reclassified to the appropriate category within property and equipment.

Impairment of long-lived Assets

Impairment of long-lived Assets

Long-lived assets with finite lives, primarily property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated undiscounted cash flows from the use of the asset and its eventual disposition below are the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. The Company recorded no impairments of these assets for the six months ended March 31, 2024 and 2023.

Investments in Equity Securities

Investments in Equity Securities

The Company accounts for its equity investments in accordance with ASC 321. In accordance with ASC 321, equity investment which the Company has no significant influence (generally less than a 20% ownership interest) with readily determinable fair values are accounted for at fair value based on quoted market prices with the changes in fair value recognized as unrealized gains or losses in earnings. Equity investments without readily determinable fair values are accounted for either at fair value or using the measurement alternative. Under the measurement alternative, the equity investments are measured at cost, less any impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment.

From March 2009 to September 2017, the Company invested approximately $0.7 million (RMB5 million) in Jiangxi Jian Rural Commercial Bank (“JX RCB Bank”) in exchange for 5% ownership interest in the bank. The purpose of entering into these equity investment agreements with JX RCB Bank was to earn investment income as the bank continues to grow. The Company determined that this investment in equity securities does not have a readily determinable fair value and, accordingly, elected the measurement alternative noted above.

The Company initially recorded the investments at historical cost and subsequently records any dividends received from the net accumulated earnings of the investee as income. As of March 31, 2024 and September 30, 2023, the Company’s investment in JX RBC Bank amounted to $692,492 (RMB5 million) and $685,307 (RMB5 million), respectively, and was reported as long-term investment in equity investee on the unaudited condensed consolidated balance sheets. Investment income was nil for the six months ended March 31, 2024 and 2023.

The investments in equity securities are evaluated for impairment when facts or circumstances indicate that the fair value of the investments is less than their carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near-term prospects of the investments; and (v) ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value. There was no impairment for the Company’s investments in equity securities as of March 31, 2024 and September 30, 2023.

Revenue recognition

Revenue recognition

To determine revenue recognition for contracts with customers, the Company performs the following five steps : (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company recognizes revenue when it transfers its goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company accounts for the revenue generated from sales of its TCMD and third-party products on a gross basis, as the Company is acting as a principal in these transactions, is subject to inventory risk, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers the specified goods, which the Company has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. All of the Company’s contracts have one single performance obligation, namely, the promise is to transfer the individual goods to customers, and there is no separately identifiable other promise in the contracts. The Company’s revenue streams are recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. The Company’s products are sold with no right of return and the Company does not provide other credits or sales incentive to customers. Revenue is reported net of all value added taxes (“VAT”).

Disaggregation of Revenues

Disaggregation of Revenues

The Company disaggregates its revenue from contracts by product types, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

Cost of revenue

Cost of Revenue

Cost of revenue consists primarily of the costs of raw materials, freight charges, direct labor, depreciation of buildings and machinery, warehousing and overhead associated with the manufacturing process.

Research and development expenses

Research and Development Expenses

The Company expenses all internal research and development costs as incurred, which primarily comprise of employee costs, internal and external costs related to execution of studies, manufacturing costs, facility costs of the research center, and amortization and depreciation to intangible assets and property and equipment used in the research and development activities. For the six months ended March 31, 2024 and 2023, total research and development expenses were approximately $86,503 and $2,268,335, respectively.

Shipping and handling costs

Shipping and handling costs

Shipping and handling costs are expensed as incurred. Inbound shipping and handling cost associated with bringing the purchased raw materials and third-party products from suppliers to the Company’s warehouse are included in cost of revenue. Outbound shipping and handling costs associated with shipping and delivery the products to customers are included in selling expenses.

Advertising expense

Advertising expense

Advertising expenses primarily relate to promotion of the Company’s brand name and products through outdoor billboards, social media such as Weibo and WeChat, and TV advertisement. Advertising costs is expensed as incurred or deferred and then expensed the first time the advertising takes place. Advertising expenses are included in selling expenses in the unaudited condensed consolidated statements of income and comprehensive income. Advertising expenses amounted to $2,773,300 and $1,340,368 for the six months ended March 31, 2024 and 2023, respectively.

Segment Reporting

Segment Reporting

The Company uses the management approach in determining reportable operating segments. The management approach considers the internal reporting used by the Company’s chief operating decision maker for making operating decisions about the allocation of resources of the segment and the assessment of its performance in determining the Company’s reportable operating segments. Management has determined that the Company has one operating segment.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the unaudited condensed consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the six months ended March 31, 2024 and 2023. The Company does not believe there was any uncertain tax provision as of March 31, 2024 and September 30, 2023.

The Company’s operating subsidiaries in China are subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the six months ended March 31, 2024 and 2023. As of March 31, 2024 and September 30, 2023, all of the tax returns of the Company’s PRC subsidiaries remained open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying unaudited condensed consolidated financial statements.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended March 31, 2024 and 2023, there were no dilutive shares.

Foreign currency translation

Foreign currency translation

The functional currency for Universe INC is the U.S. Dollar (“US$”). Universe HK uses Hong Kong dollar as its functional currency. However, Universe INC and Universe HK currently only serve as holding companies and did not have active operations as of the date of this report. The Company operates only in the PRC and the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s unaudited condensed consolidated financial statements have been translated into the reporting currency US$.

Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	March 31, 2024	March 31, 2023	September 30, 2023
Period-end US$: RMB exchange rate	7.2203	6.8676	7.2960
Period-end US$: HK exchange rate	7.8259	7.8499	7.8308
Period average US$: RMB exchange rate	7.2064	6.9761	7.0533
Period average US$: HK exchange rate	7.8172	7.8303	7.8310

Comprehensive income

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income. The foreign currency translation gain resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income in the unaudited condensed consolidated statements of income and comprehensive income.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Employee Defined Contribution Plan

Employee Defined Contribution Plan

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the accompanying statements of income and comprehensive income amounted to $111,459 and $173,740 for the six months ended March 31, 2024 and 2023, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. This standard removes certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The amendments in these ASUs are effective for the Company’s fiscal years, and interim periods within those fiscal years beginning March 31, 2024. The Company does not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Company’s unaudited condensed consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. The Company does not expect the adoption of ASU 2021-04 will have a material effect on the Company’s unaudited condensed consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amended guidance requires incremental reportable segment disclosures, primarily about significant segment expenses. The amendments also require entities with a single reportable segment to provide all disclosures required by these amendments, and all existing segment disclosures. The amendments will be applied retrospectively to all prior periods presented in the financial statements and is effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently in the process of evaluating the impact this amended guidance may have on the footnotes to its unaudited condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amended guidance enhances income tax disclosures primarily related to the effective tax rate reconciliation and income taxes paid information. This guidance requires disclosure of specific categories in the effective tax rate reconciliation and further information on reconciling items meeting a quantitative threshold. In addition, the amended guidance requires disaggregating income taxes paid (net of refunds received) by federal, state, and foreign taxes. It also requires disaggregating individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The amended guidance is effective for fiscal years beginning after December 15, 2024. The guidance can be applied either prospectively or retrospectively. The Company is currently in the process of evaluating the impact this amended guidance may have on the footnotes to its unaudited condensed consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its unaudited condensed consolidated financial condition, results of operations, cash flows or disclosures.